Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Stock-based compensation expense
Stock-based compensation expense	$ 241	$ 99	$ 857	$ 228
Cost of revenue
Stock-based compensation expense
Stock-based compensation expense	31	4	99	9
Research and development expenses
Stock-based compensation expense
Stock-based compensation expense	159	48	379	108
Sales and marketing expenses
Stock-based compensation expense
Stock-based compensation expense	38	15	142	35
General and administrative expenses
Stock-based compensation expense
Stock-based compensation expense	$ 13	$ 32	$ 237	$ 76